UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	July 21, 2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 117732 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1415 23275.000SH       SOLE                23175.000           100.000
AMERICAN INTERNATIONAL GROUP C COM              026874784      870 25250.000SH       SOLE                25250.000
APPLE INC                      COM              037833100     2000 7950.000 SH       SOLE                 7800.000           150.000
AT&T Inc.                      COM              00206R102     1428 59025.000SH       SOLE                58875.000           150.000
BANK OF AMERICA CORP           COM              060505104     1365 94957.000SH       SOLE                94250.000           707.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     3240   27.000 SH       SOLE                   27.000
CHESAPEAKE ENERGY CORP         COM              165167107     1394 66500.000SH       SOLE                66500.000
CITIGROUP                      COM              172967101     6760 1797650.001SH     SOLE              1797650.001
COMERICA INC COM               COM              200340107     1309 35525.000SH       SOLE                35450.000            75.000
CONOCOPHILLIPS                 COM              20825C104     1579 32150.000SH       SOLE                32150.000
COVENTRY HEALTH CARE INC       COM              222862104      448 25300.000SH       SOLE                25300.000
DOMINOS PIZZA INC              COM              25754A201     1345 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      980 22100.000SH       SOLE                22100.000
ENSCO PLC                      COM              29358Q109     1562 39750.000SH       SOLE                39750.000
FANNIE MAE                     COM              313586109        8 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        6 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100      738 60000.000SH       SOLE                60000.000
FORD MOTOR COMPANY             COM              345370860     1495 148221.000SH      SOLE               148221.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1572 26570.000SH       SOLE                26500.000            70.000
GENERAL ELEC CO COM            COM              369604103     1709 118502.000SH      SOLE               117727.000           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104      526 4000.000 SH       SOLE                 4000.000
GOOGLE                         COM              38259P508     1656 3720.000 SH       SOLE                 3720.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1255 11100.000SH       SOLE                11100.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      402 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      644 23000.000SH       SOLE                23000.000
LAS VEGAS SANDS CORP           COM              517834107     3334 150575.000SH      SOLE               150575.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      739 85630.000SH       SOLE                85630.000
MERCK & CO INC COM             COM              58933Y105     1777 50812.000SH       SOLE                50687.000           125.000
MGM RESORTS INTERNATIONAL      COM              552953101     5289 548650.000SH      SOLE               547300.000          1350.000
MICRON TECHNOLOGY INC          COM              595112103     5094 600000.000SH      SOLE               600000.000
MICROSOFT CORP COM             COM              594918104     1293 56175.000SH       SOLE                55925.000           250.000
NOBLE CORP                     COM              H5833N103     2861 92540.000SH       SOLE                92540.000
RESEARCH IN MOTION             COM              760975102     6682 135630.000SH      SOLE               135630.000
REYNOLDS AMERICAN INC          COM              761713106     1668 32000.000SH       SOLE                32000.000
SHIP FINANCE INTL LTD          COM              G81075106     1211 67697.000SH       SOLE                67697.000
SPRINT CORP                    COM              852061100     1913 451000.000SH      SOLE               451000.000
ZIMMER HOLDINGS INC            COM              98956P102     1963 36300.000SH       SOLE                36300.000
ENERGY SELECT SPDR                              81369Y506     1195    24045 SH       SOLE                    20045              4175
MARKET VECTORS GAMING ETF                       57060U829     1094    48150 SH       SOLE                      150             48000
RUSSELL 1000 INDEX                              464287622     3682    64436 SH       SOLE                    13611             51425
RUSSELL 1000 VALUE INDEX FUND                   464287598     5296    97690 SH       SOLE                    36840             61355
RUSSELL 2000 SMALL CAP INDEX F                  464287655     3549    58066 SH       SOLE                     7466             51000
RUSSELL 2000 VALUE INDEX FUND                   464287630      233     4080 SH       SOLE                     4080
RUSSELL 3000 INDEX FUND                         464287689     1539    25190 SH       SOLE                    25190
RUSSELL MIDCAP INDEX FUND                       464287499     8568   106521 SH       SOLE                    30766             76030
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     5191   142435 SH       SOLE                    16685            126125
S&P MIDCAP 400/BARRA VALUE                      464287705      226     3510 SH       SOLE                     3510
ULTRA DOW30 PROSHARES                           74347R305     7712   200500 SH       SOLE                   200500
DFA U.S. LARGE CAP VALUE FUND                   233203827     2488 153195.562SH      SOLE                41819.596        111375.966
DFA U.S. MICRO CAP FUND                         233203504      111 10404.417SH       SOLE                10404.417
DFA U.S. SMALL CAP VALUE FUND                   233203819     1998 103910.668SH      SOLE                26975.481         76935.187
MUNROS EUROPEAN MICROCAP FUND  FE                             2105  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             3240  4000000 SH       SOLE                                    4000000